UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-02363

Cornerstone Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Paul Leone, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Cornerstone Total
Return Fund, Inc.

June 30, 2023

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Results of Annual Meeting of Stockholders	18
Investment Management Agreement Approval Disclosure	19
Description of Dividend Reinvestment Plan	21
Proxy Voting and Portfolio Holdings Information	23
Summary of General Information	23
Stockholder Information	23

Cornerstone Total Return Fund, Inc. Portfolio Summary – as of June 30, 2023 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	22.5
Closed-End Funds	13.6
Health Care	12.5
Financials	10.6
Consumer Discretionary	8.8
Communication Services	7.4
Industrials	7.0
Consumer Staples	5.7
Exchange-Traded Funds	4.3
Utilities	2.4
Energy	2.4
Real Estate	1.2
Materials	0.9
Other	0.7

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Apple Inc.	Information Technology	7.0%
2.	Microsoft Corporation	Information Technology	5.7%
3.	Alphabet Inc. - Class C	Communication Services	3.5%
4.	Amazon.com, Inc.	Consumer Discretionary	3.4%
5.	NVIDIA Corporation	Information Technology	2.7%
6.	Technology Select Sector SPDR®Fund (The)	Exchange-Traded Funds	2.2%
7.	Tesla, Inc.	Consumer Discretionary	1.9%
8.	Invesco QQQ TrustSM, Series 1	Exchange-Traded Funds	1.8%
9.	UnitedHealth Group Incorporated	Health Care	1.6%
10.	Meta Platforms, Inc. - Class A	Communication Services	1.5%

1

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2023 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.35%
CLOSED-END FUNDS — 13.64%
CONVERTIBLE SECURITY FUNDS — 0.25%
Bancroft Fund Ltd.	5,767	$98,558
Ellsworth Growth and Income Fund Ltd.	24,453	210,296
Virtus Convertible & Income Fund	123,798	430,817
Virtus Convertible & Income Fund II	110,686	344,233
Virtus Diversified Income & Convertible Fund	25,838	516,243
Virtus Equity & Convertible Income Fund	9,612	203,294
		1,803,441
DEVELOPED MARKET — 0.03%
Japan Smaller Capitalization Fund, Inc.	27,717	199,562

DIVERSIFIED EQUITY — 3.81%
Adams Diversified Equity Fund, Inc.	573,486	9,640,300
Eaton Vance Tax-Advantaged Dividend Income Fund	115,622	2,630,400
Gabelli Dividend & Income Trust (The)	326,780	6,904,862
General American Investors Company, Inc.	132,569	5,530,779
Liberty All-Star® Growth Fund	126,078	682,082
Royce Value Trust	93,847	1,295,089
Tri-Continental Corporation	22,655	621,200
		27,304,712
EMERGING MARKETS — 0.04%
Morgan Stanley India Investment Fund, Inc.	13,831	299,718

ENERGY MLP FUNDS — 0.30%
ClearBridge MLP and Midstream Total Return Fund Inc.	15,176	481,534
First Trust MLP and Energy Income Fund	15,849	122,196
Goldman Sachs MLP and Energy Renaissance Fund	27,967	438,802
Kayne Anderson Energy Infrastructure Fund, Inc.	61,200	498,168
Kayne Anderson NextGen Energy & Infrastructure, Inc.	52,466	372,509
PIMCO Energy and Tactical Credit Opportunities Fund	12,102	190,728
Tortoise Energy Infrastructure Corp.	2,209	64,171
		2,168,108
GLOBAL — 0.71%
abrdn Global Dynamic Dividend Fund	17,513	167,074
abrdn Total Dynamic Dividend Fund	3,920	32,379
Clough Global Dividend and Income Fund	37,280	206,904
Clough Global Equity Fund	31,911	199,125
Clough Global Opportunities Fund	66,660	333,967
Eaton Vance Tax-Advantaged Global Dividend
Income Fund	115,599	1,930,502
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	41,803	959,797

See accompanying notes to financial statements.

2

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2023 (Unaudited) (continued)

Description	No. of Shares	Value
GLOBAL (Continued)
Gabelli Global Small and Mid Cap Value Trust (The)	3,966	$47,527
GDL Fund (The)	82,960	650,821
John Hancock Tax-Advantaged Global Shareholder
Yield Fund	9,684	45,418
Lazard Global Total Return and Income Fund, Inc.	24,642	384,662
Miller/Howard High Income Equity Fund	7,636	77,353
Royce Global Value Trust	5,172	47,789
		5,083,318
INCOME & PREFERRED STOCK — 0.39%
Calamos Long/Short Equity & Dynamic Income Trust	79,155	1,224,528
LMP Capital and Income Fund Inc.	117,455	1,504,599
RiverNorth Opportunities Fund, Inc.	8,901	101,827
		2,830,954

NATURAL RESOURCES — 0.85%
Adams Natural Resources Fund, Inc.	221,888	4,619,708
First Trust Energy Income and Growth Fund	36,123	503,193
NXG NextGen Infrastructure Income Fund	24,318	935,027
Tortoise Energy Independence Fund, Inc.	2,130	61,238
		6,119,166

OPTION ARBITRAGE/OPTIONS STRATEGIES — 2.37%
BlackRock Enhanced Global Dividend Trust	150,048	1,510,983
Eaton Vance Enhanced Equity Income Fund	21,140	348,599
Eaton Vance Enhanced Equity Income Fund II	208,043	3,721,889
Eaton Vance Risk-Managed Diversified Equity Income Fund	56,787	466,789
Eaton Vance Tax-Managed Buy-Write Income Fund	60,680	842,845
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	170,293	2,176,345
Eaton Vance Tax-Managed Diversified Equity Income Fund	29,000	361,340
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	118,831	976,791
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	212,322	1,681,590
First Trust Enhanced Equity Income Fund	9,469	165,992
Nuveen Core Equity Alpha Fund	18,862	240,679
Nuveen Dow 30SM Dynamic Overwrite Fund	94,968	1,339,998
Nuveen S&P 500 Dynamic Overwrite Fund	8,617	135,115
Virtus Dividend, Interest & Premium Strategy Fund	246,011	3,003,794
Voya Global Equity Dividend and Premium Opportunity Fund	3,112	15,996
		16,988,745

See accompanying notes to financial statements.

3

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2023 (Unaudited) (continued)

Description	No. of Shares	Value
REAL ESTATE — 0.52%
Cohen & Steers Quality Income Realty Fund, Inc.	149,405	$1,733,098
Cohen & Steers Real Estate Opportunities andIncome Fund	58,222	802,299
Cohen & Steers Total Return Realty Fund, Inc.	29,502	336,913
Neuberger Berman Real Estate Securities Income Fund Inc.	91,950	279,528
Nuveen Real Estate Income Fund	76,268	566,671
		3,718,509

SECTOR EQUITY — 3.78%
BlackRock Innovation & Growth Trust	1,118,032	8,776,552
Gabelli Healthcare & WellnessRx Trust (The)	122,937	1,224,453
GAMCO Natural Resources, Gold & Income Trust	45,169	226,748
Neuberger Berman Next Generation Connectivity Fund Inc.	646,466	7,052,944
Nuveen Real Asset Income and Growth Fund	299,287	3,417,858
Tekla Healthcare Investors	132,947	2,266,746
Tekla Healthcare Opportunities Fund	95,846	1,827,783
Tekla Life Sciences Investors	168,200	2,277,428
Virtus Artificial Intelligence & Technology Opportunities Fund	4,333	79,727
		27,150,239

UTILITY — 0.59%
abrdn Global Infrastructure Income Fund	100,493	1,787,770
Allspring Utilities and High Income Fund	5,906	59,769
BlackRock Utilities, Infrastructure & Power Opportunities Trust	7,637	168,319
Cohen & Steers Infrastructure Fund, Inc.	91,170	2,153,436
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	9,545	74,451
		4,243,745

TOTAL CLOSED-END FUNDS		97,910,217

COMMUNICATION SERVICES — 7.43%
Alphabet Inc. - Class C *	210,800	25,500,476
AT&T Inc.	54,100	862,895
Comcast Corporation - Class A	136,000	5,650,800
Meta Platforms, Inc. - Class A *	37,700	10,819,146
Netflix, Inc. *	8,200	3,612,018
T-Mobile US, Inc. *	15,900	2,208,510
Verizon Communications Inc.	51,000	1,896,690
Walt Disney Company (The) *	30,800	2,749,824
		53,300,359
CONSUMER DISCRETIONARY — 8.81%
Amazon.com, Inc. *	188,400	24,559,824
Booking Holdings Inc. *	700	1,890,231
Chipotle Mexican Grill, Inc. *	400	855,600
eBay Inc.	12,200	545,218

See accompanying notes to financial statements.

4

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2023 (Unaudited) (continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY (Continued)
Ford Motor Company	47,000	$711,110
General Motors Company	31,300	1,206,928
Hilton Worldwide Holdings Inc.	7,400	1,077,070
Home Depot, Inc. (The)	13,500	4,193,640
Lowe’s Companies, Inc.	11,800	2,663,260
Marriott International, Inc. - Class A	6,900	1,267,461
McDonald’s Corporation	9,100	2,715,531
NIKE, Inc. - Class B	21,700	2,395,029
Ross Stores, Inc.	9,100	1,020,383
Starbucks Corporation	13,600	1,347,216
Target Corporation	6,600	870,540
Tesla, Inc. *	52,400	13,716,748
TJX Companies, Inc. (The)	26,200	2,221,498
		63,257,287
CONSUMER STAPLES — 5.74%
Coca-Cola Company (The)	102,700	6,184,594
Colgate-Palmolive Company	11,600	893,664
Costco Wholesale Corporation	10,600	5,706,828
Dollar General Corporation	7,000	1,188,460
Hershey Company (The)	5,600	1,398,320
Mondelēz International, Inc. - Class A	26,000	1,896,440
Monster Beverage Corporation *	30,600	1,757,664
PepsiCo, Inc.	22,900	4,241,538
Philip Morris International Inc.	41,100	4,012,182
Procter & Gamble Company (The)	43,000	6,524,820
Walmart Inc.	47,200	7,418,896
		41,223,406

ENERGY — 2.37%
Chevron Corporation	17,700	2,785,095
ConocoPhillips	22,300	2,310,503
Devon Energy Corporation	22,000	1,063,480
EOG Resources, Inc.	5,800	663,752
Exxon Mobil Corporation	20,000	2,145,000
Hess Corporation	2,000	271,900
Kinder Morgan, Inc. - Class P	75,000	1,291,500
Marathon Petroleum Corporation	12,300	1,434,180
Occidental Petroleum Corporation	22,700	1,334,760
Phillips 66	3,100	295,678
Pioneer Natural Resources Company	4,300	890,874
Schlumberger Limited	27,500	1,350,800
Valero Energy Corporation	5,800	680,340
Williams Companies, Inc. (The)	15,000	489,450
		17,007,312
EXCHANGE-TRADED FUNDS — 4.34%
Energy Select Sector SPDR® Fund (The)	30,000	2,435,100
Invesco QQQ TrustSM, Series 1	34,800	12,855,816
Technology Select Sector SPDR® Fund (The)	91,100	15,838,646
		31,129,562
FINANCIALS — 10.62%
American Express Company	14,800	2,578,160
Aon plc - Class A	8,000	2,761,600
Arthur J. Gallagher & Co.	1,200	263,484
Bank of America Corporation	170,600	4,894,514
Bank of New York Mellon Corporation (The)	27,000	1,202,040

See accompanying notes to financial statements.

5

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2023 (Unaudited) (continued)

Description	No. of Shares	Value
FINANCIALS (Continued)
Berkshire Hathaway Inc. - Class B *	23,800	$8,115,800
BlackRock, Inc.	3,000	2,073,420
Charles Schwab Corporation (The)	41,100	2,329,548
Chubb Limited	4,800	924,288
Citigroup Inc.	23,500	1,081,940
Fiserv, Inc. *	8,000	1,009,200
Goldman Sachs Group, Inc. (The)	8,000	2,580,320
JPMorgan Chase & Co.	60,800	8,842,752
Marsh & McLennan Companies, Inc.	5,900	1,109,672
Mastercard Incorporated - Class A	18,000	7,079,400
Moody’s Corporation	6,000	2,086,320
Morgan Stanley	50,100	4,278,540
PayPal Holdings, Inc. *	35,000	2,335,550
Progressive Corporation (The)	22,000	2,912,140
S&P Global Inc.	11,200	4,489,968
Visa, Inc. - Class A	42,700	10,140,396
Wells Fargo & Company	74,300	3,171,124
		76,260,176
HEALTH CARE — 12.48%
Abbott Laboratories	26,700	2,910,834
AbbVie Inc.	27,800	3,745,494
Amgen Inc.	6,600	1,465,332
Becton, Dickinson and Company	3,300	871,233
Biogen Inc. *	6,000	1,709,100
Boston Scientific Corporation *	42,000	2,271,780
Bristol-Myers Squibb Company	67,400	4,310,230
Centene Corporation *	18,000	1,214,100
Cigna Group (The)	12,000	3,367,200
CVS Health Corporation	15,400	1,064,602
Danaher Corporation	17,300	4,152,000
DexCom, Inc. *	9,000	1,156,590
Elevance Health, Inc.	9,000	3,998,610
Eli Lilly and Company	15,700	7,362,986
Gilead Sciences, Inc.	45,000	3,468,150
HCA Healthcare, Inc.	8,000	2,427,840
Humana Inc.	4,000	1,788,520
Intuitive Surgical, Inc. *	4,400	1,504,536
IQVIA Holdings Inc. *	7,000	1,573,390
Johnson & Johnson	42,300	7,001,496
McKesson Corporation	3,000	1,281,930
Medtronic plc	15,800	1,391,980
Merck & Co., Inc.	60,000	6,923,400
Pfizer Inc.	90,700	3,326,876
Regeneron Pharmaceuticals, Inc. *	1,100	790,394
Stryker Corporation	4,400	1,342,396
Thermo Fisher Scientific Inc.	7,400	3,860,950
UnitedHealth Group Incorporated	23,303	11,200,354
Vertex Pharmaceuticals Incorporated *	3,300	1,161,303
Zoetis Inc.	5,500	947,155
		89,590,761
INDUSTRIALS — 6.98%
Boeing Company (The) *	20,000	4,223,200
Caterpillar Inc.	1,500	369,075
CSX Corporation	90,000	3,069,000
Cummins Inc.	6,000	1,470,960
Deere & Company	5,000	2,025,950
Eaton Corporation plc	17,000	3,418,700
General Dynamics Corporation	7,000	1,506,050
General Electric Company	3,100	340,535
Honeywell International Inc.	31,500	6,536,250

See accompanying notes to financial statements.

6

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2023 (Unaudited) (continued)

Description	No. of Shares	Value
INDUSTRIALS (Continued)
Illinois Tool Works Inc.	10,000	$2,501,600
Lockheed Martin Corporation	10,000	4,603,800
Norfolk Southern Corporation	11,000	2,494,360
Northrop Grumman Corporation	400	182,320
Raytheon Technologies Corporation	51,800	5,074,328
TransDigm Group Incorporated	2,000	1,788,340
Union Pacific Corporation	26,000	5,320,120
United Parcel Service, Inc. - Class B	28,000	5,019,000
Waste Management, Inc.	1,100	190,762
		50,134,350
INFORMATION TECHNOLOGY — 22.45%
Accenture plc - Class A	10,300	3,178,374
Adobe Inc. *	8,400	4,107,516
Advanced Micro Devices, Inc. *	27,200	3,098,352
Analog Devices, Inc.	8,800	1,714,328
Apple Inc.	257,300	49,908,481
Applied Materials, Inc.	15,600	2,254,824
Autodesk, Inc. *	4,000	818,440
Broadcom Inc.	7,100	6,158,753
Cadence Design Systems, Inc. *	4,400	1,031,888
Cisco Systems, Inc.	65,000	3,363,100
Intel Corporation	70,800	2,367,552
International Business Machines Corporation	15,400	2,060,674
Intuit Inc.	5,000	2,290,950
KLA Corporation	2,200	1,067,044
Lam Research Corporation	2,000	1,285,720
Micron Technology, Inc.	18,700	1,180,157
Microsoft Corporation	120,200	40,932,907
NVIDIA Corporation	45,400	19,205,108
Oracle Corporation	20,000	2,381,800
QUALCOMM Incorporated	19,100	2,273,664
Roper Technologies, Inc.	1,900	913,520
Salesforce, Inc. *	17,900	3,781,554
ServiceNow, Inc. *	3,300	1,854,501
Synopsys, Inc. *	2,600	1,132,066
Texas Instruments Incorporated	15,400	2,772,308
		161,133,581
MATERIALS — 0.92%
Air Products and Chemicals, Inc.	800	239,624
Albemarle Corporation	2,200	490,798
Corteva, Inc.	13,000	744,900
DuPont de Nemours, Inc.	8,500	607,240
Freeport-McMoRan Inc.	26,600	1,064,000
Linde plc	9,000	3,429,720
		6,576,282
REAL ESTATE — 1.18%
AvalonBay Communities, Inc.	6,000	1,135,620
CBRE Group, Inc. - Class A *	13,000	1,049,230
Digital Realty Trust, Inc.	3,000	341,610
Equinix, Inc.	3,000	2,351,820
Extra Space Storage Inc.	1,000	148,850
Prologis, Inc.	8,500	1,042,355
Public Storage	5,000	1,459,400
SBA Communications Corporation - Class A	4,000	927,040
		8,455,925
UTILITIES — 2.39%
American Electric Power Company, Inc.	8,300	698,860
American Water Works Company, Inc.	5,000	713,750
Consolidated Edison, Inc.	13,000	1,175,200

See accompanying notes to financial statements.

7

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2023 (Unaudited) (concluded)

Description	No. of Shares	Value
UTILITIES (Continued)
Constellation Energy Corporation	8,433	$772,041
Dominion Energy, Inc.	23,700	1,227,423
Duke Energy Corporation	13,900	1,247,386
Edison International	10,900	757,005
Exelon Corporation	40,300	1,641,822
NextEra Energy, Inc.	37,200	2,760,240
PG&E Corporation *	22,600	390,528
Public Service Enterprise Group Incorporated	14,100	882,801
Sempra Energy	12,000	1,747,080
Southern Company (The)	20,200	1,419,050
WEC Energy Group, Inc.	8,900	785,336
Xcel Energy Inc.	15,600	969,852
		17,188,374

TOTAL EQUITY SECURITIES
(cost - $611,137,712)		713,167,592

SHORT-TERM INVESTMENT — 0.67%
MONEY MARKET FUND — 0.67%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.99% ^ (cost - $4,783,510)	4,783,510	4,783,510

TOTAL INVESTMENTS — 100.02% (cost - $615,921,222)		717,951,102

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.02%)		(156,274)

NET ASSETS — 100.00%		$717,794,828

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2023.

plc	Public Limited Company

See accompanying notes to financial statements.

8

Cornerstone Total Return Fund, Inc. Statement of Assets and Liabilities – June 30, 2023 (unaudited)

ASSETS
Investments, at value (cost – $615,921,222) (Notes B and C)	$717,951,102
Receivables:
Investments sold	1,135,325
Dividends	507,587
Prepaid expenses	32,749
Total Assets	719,626,763

LIABILITIES
Payables:
Investments purchased	1,036,162
Investment management fees (Note D)	576,368
Administration and fund accounting fees (Note D)	59,830
Directors’ fees and expenses	60,076
Other accrued expenses	99,499
Total Liabilities	1,831,935

NET ASSETS (applicable to 106,005,758 shares of common stock)	$717,794,828

NET ASSET VALUE PER SHARE ($717,794,828 ÷ 106,005,758)	$6.77

NET ASSETS CONSISTS OF
Common stock, $0.01 par value; 106,005,758 shares issued and outstanding (1,000,000,000 shares authorized)	$1,060,058
Paid-in capital	616,427,247
Accumulated earnings	100,307,523
Net assets applicable to shares outstanding	$717,794,828

See accompanying notes to financial statements.

9

Cornerstone Total Return Fund, Inc. Statement of Operations – for the Six months Ended June 30, 2023 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$6,840,563

Expenses:
Investment management fees (Note D)	3,328,428
Administration and fund accounting fees (Note D)	181,288
Directors’ fees and expenses	126,086
Printing	88,340
Custodian fees	37,668
Legal and audit fees	25,583
Transfer agent fees	24,352
Insurance	13,698
Stock exchange listing fees	7,968
Miscellaneous	14,741
Total Expenses	3,848,152

Net Investment Income	2,992,411

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	26,886,804
Long-term capital gain distributions from regulated investment companies	11,093
Net change in unrealized appreciation/(depreciation) in value of investments	98,262,027
Net realized and unrealized gain on investments	125,159,924

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,152,335

See accompanying notes to financial statements.

10

Cornerstone Total Return Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,992,411	$1,969,023
Net realized gain from investments	26,897,897	15,659,369
Net change in unrealized appreciation/ (depreciation) in value of investments	98,262,027	(138,858,870)

Net increase (decrease) in net assets resulting from operations	128,152,335	(121,230,478)

Distributions to stockholders (Note B):
From earnings	(28,718,259)	(20,086,120)
Return-of-capital	(44,389,753)	(149,640,606)
Total distributions to stockholders	(73,108,012)	(169,726,726)

Common stock transactions:
Proceeds from rights offering of 0 and 32,028,301 shares of newly issued common stock, respectively	—	254,624,993
Offering expenses associated with rights offering	—	(355,197)
Proceeds from 3,691,259 and 6,988,803 shares newly issued in reinvestment of dividends and distributions, respectively	23,839,521	50,383,185

Net increase in net assets from common stock transactions	23,839,521	304,652,981

Total increase in net assets	78,883,844	13,695,777

NET ASSETS
Beginning of period	638,910,984	625,215,207
End of period	$717,794,828	$638,910,984

See accompanying notes to financial statements.

11

Cornerstone Total Return Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2022 (Unaudited)		2022	2021	2020	2019		2018
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$6.24		$9.88	$9.56	$10.46	$10.15		$13.18
Net investment income #	0.03		0.02	0.01	0.04	0.10		0.10
Net realized and unrealized gain/(loss) on investments	1.21		(2.00)	1.82	1.21	2.59		(0.94)
Net increase/(decrease) in net assets resulting from operations	1.24		(1.98)	1.83	1.25	2.69		(0.84)

Dividends and distributions to stockholders:
Net investment income	(0.03)		(0.03)	(0.01)	(0.04)	(0.10)		(0.10)
Net realized capital gains	(0.25)		(0.22)	(1.12)	(0.58)	(0.43)		(0.32)
Return-of-capital	(0.43)		(1.83)	(0.71)	(1.54)	(1.85)		(2.34)
Total dividends and distributions to stockholders	(0.71)		(2.08)	(1.84)	(2.16)	(2.38)		(2.76)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.42	0.33	—	—		0.57
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.00 +	0.00	+	0.00 +
Common stock repurchases	—		—	—	0.01	—		0.00 +
Total common stock transactions	—		0.42	0.33	0.01	0.00	+	0.57

Net asset value, end of period	$6.77		$6.24	$9.88	$9.56	$10.46		$10.15
Market value, end of period	$8.00		$7.10	$13.75	$11.40	$10.99		$11.11
Total investment return (a)	25.52	%(b)	(32.11)%	45.50%	30.70%	23.68%		(8.89)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$717,795		$638,911	$625,215	$391,374	$415,560		$389,231
Ratio of net expenses to average net assets (c)	1.16	%(d)	1.15%	1.15%	1.19%	1.17	%(e)	1.18%
Ratio of net investment income to average net assets (f)	0.90	%(d)	0.31%	0.17%	0.43%	0.96%		0.86%
Portfolio turnover rate	32	%(b)	49%	77%	104%	46%		57%

#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investment companies in which the Fund invests.
(d)	Not annualized.
(e)

Includes the reimbursement of proxy solicitation costs by the investment manager. If these costs had not been reimbursed by the investment manager, the ratio of expenses to average net assets would have been 1.19%, annualized, for the year ended December 31, 2019.

(f)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

12

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (Unaudited)

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the “Fund”) was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, LLC (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2023, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2023, the Fund did not invest in derivative instruments or engage in hedging activities.

13

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

The Fund holds certain investments which pay distributions to their stockholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are treated as a reduction of the cost of investments or as a realized gain, respectively.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2023, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2020 through 2022, and for the six months ended June 30, 2023. There was no material impact to the financial statements.

Distributions to Stockholders: Effective January 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains, or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes.

14

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Securities or other assets that are not publicly traded or for which a market price is not otherwise readily available will be valued at a price that reflects such security’s fair value, as determined by the Investment Manager and ratified by the Board in accordance with the Fund’s Policy for Valuation of Portfolio Securities. In making such fair value determinations, the Investment Manager is required to consider all appropriate factors relevant to the value of securities for which other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debit issues, or a combination of these and other methods. Fair-value pricing is permitted if , in the Investment Manager’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Investment Manager is aware of any other data that calls into question the reliability of market quotations.

15

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

The following is a summary of the Fund’s investments and the inputs used as of June 30, 2023, in valuing the investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$713,167,592	$—
Short-Term Investment	4,783,510	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$717,951,102	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2023.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2023, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2023, Cornerstone earned $3,328,428 for investment management services.

Fund Accounting and Administration Agreement

Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to stockholders, reports to and filings with the Securities and Exchange Commission (“SEC”) and materials for meetings of the Board.

Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the six months ended June 30, 2023, Ultimus earned $181,288 as fund accounting agent and administrator

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2023, purchases and sales of securities, other than short-term investments, were $217,152,855 and $263,657,838, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 1,000,000,000 shares of common stock authorized and 106,005,758 shares issued and outstanding at June 30, 2023. Transactions in common stock for the six months ended June 30, 2023, were as follows:

Shares at beginning of period	102,314,499
Shares newly issued from rights offering	—
Shares issued in reinvestment of dividends and distributions	3,691,259
Shares at end of period	106,005,758

16

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the periods ended June 30, 2023 and December 31, 2022 was as follows:

	June 30, 2023	December 31, 2022
Ordinary Income	$2,992,411	$4,928,395
Long-Term Capital Gains	25,725,848	15,157,725
Return-of-Capital	44,389,753	149,640,606
Total Distributions	$73,108,012	$169,726,726

At December 31, 2022, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$873,447
Total accumulated earnings	$873,447

The following information is computed on a tax basis for each item as of June 30, 2023:

Cost of portfolio investments	$617,643,579
Gross unrealized appreciation	$119,171,038
Gross unrealized depreciation	(18,863,515)
Net unrealized appreciation	$100,307,523

17

Results of Annual Meeting of Stockholders (unaudited)

On April 11, 2023, the Annual Meeting of Stockholders of the Fund was held and the following matter was voted upon based on 102,931,514 shares of common stock outstanding on the record date of February 15, 2023:

(1) To approve the election of nine directors to hold office until the year 2024 Annual Meeting of Stockholders.

Name of Directors	For	Withheld
Daniel W. Bradshaw	59,114,769	2,796,208
Joshua G. Bradshaw	59,071,167	2,839,810
Ralph W. Bradshaw	59,322,560	2,588,417
Robert E. Dean	59,389,691	2,521,286
Marcia E. Malzahn	59,504,921	2,406,056
Frank J. Maresca	59,412,877	2,498,100
Matthew W. Morris	59,443,942	2,467,035
Scott B. Rogers	59,405,842	2,505,135
Andrew A. Strauss	59,372,653	2,538,324

18

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors (the “Board”) of Cornerstone Total Return Fund, Inc. (the “Fund”), including those members of the Board who are not “interested persons,” as such term is defined by the 1940 Act (the “Independent Directors”), considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, LLC (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in-person meeting of the Board held on February 10, 2023.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15(c) of the 1940 Act, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 10, 2023. The materials provided by the Investment Manager described the services offered by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance for the one-year, three-year, five-year and since inception periods ending November 30, 2022 with the performance of comparable closed-end funds for the same periods and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Independent Directors met in executive session to discuss the information provided and was advised by independent legal counsel with respect to their deliberations and their duties when considering the Agreement’s continuance. Based on their review of the information requested and provided, the Independent Directors determined that: (i) the Investment Manager is expected to continue to provide a high-caliber quality of service to the Fund for the benefit of its stockholders; (ii) the Fund’s performance was satisfactory; (iii) the management

19

Investment Management Agreement Approval Disclosure (unaudited)
(concluded)

fees payable to the Investment Manager under the Agreement, in light of the services to be provided, were not unreasonable; and (iv) the Investment Manager’s estimated profitability with respect to the Fund was not excessive. The Independent Directors concluded that the Fund’s fee structure was not unreasonable and that the renewal of the Agreement with respect to the Fund was in the best interests of its stockholders. In considering the Agreement’s renewal, the Independent Directors considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). The Independent Directors did not identify any one factor as determinative, and each Independent Director may have weighed each factor differently. The Independent Directors’ noted that their conclusions may be based in part on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of the Independent Directors) approved the continuance of the Agreement with respect to the Fund.

20

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by Equiniti Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at 6201 15th Avenue, Brooklyn, NY 11219. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution ice (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of

21

Description of Dividend Reinvestment Plan (unaudited) (concluded)

federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all their shares though the Agent. Shares may be sold via the internet at www.equiniti.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to Equiniti Trust Company LLC, 6201 15th Avenue, Brooklyn, NY 11219. There is a commission of $0.05 per share.

All correspondence concerning the Plan should be directed to the Agent at 6201 15th Avenue, Brooklyn, NY 11219. Certain transactions can be performed online at www.equiniti.com or by calling the toll-free number (866) 668-6558.

22

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

● without charge, upon request, by calling toll-free (866) 668-6558; and

● on the website of the SEC, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at www.sec.gov or on the Fund’s website at www.cornerstonetotalreturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

Summary of General Information (unaudited)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, LLC.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CRF”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonetotalreturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

23

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Cornerstone Total Return Fund, Inc.

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)       Not applicable [schedule filed with Item 1]

(b)       Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant’s most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Registrant does not engage in securities lending activities.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Not applicable

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	August 18, 2023

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer and Principal Financial Officer

Date	August 18, 2023

*	Print the name and title of each signing officer under his or her signature.